Other liabilities (Details) - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Current
Profit-sharing and other employee related obligations	[1]	$ 7,267	$ 7,248
Current portion of lease liabilities		295
Total liabilites current		7,562	7,248
Non-current
Other employee related obligations		1,426	1,297
Lease liabilities		781	257
Total liabilities non-current		$ 2,207	$ 1,554

[1]	Profit sharing and other employee related obligations